SEGALL BRYANT & HAMILL TRUST

225 Pictoria Dr., Suite 450

Cincinnati, OH 45246

May 4, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Segall Bryant & Hamill Trust (the “Registrant”)
File Nos. 333-240059, 811-03373

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Segall Bryant & Hamill Select Equity ETF, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Colorado Tax Free Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill Global All Cap Fund, Segall Bryant & Hamill International Equity Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Municipal Opportunities Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Value Fund, Barrett Growth Fund and Barrett Opportunity Fund would not have differed from that contained in Post-Effective Amendment No. 154 (“PEA No. 154”) to the Registrant’s Registration Statement on Form N-1A constituting the most recent amendment to the Registrant's Registration Statement on Form N-1A with regard to each series of the Registrant listed herein; and (ii) the text of PEA No. 154 was filed electronically with the Commission on April 29, 2026 via EDGAR (Accession No. 0001398344-26-007693).

The Staff is requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP, Counsel for the Trust, at (303) 892-7381.

Sincerely,

/s/ Maggie Bull
Maggie Bull
Secretary
Segall Bryant & Hamill Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP